6. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Time Deposits [Line Items]
Scheduled maturities of time deposits
(Dollars in thousands)

2021	$57,475
2022	19,235
2023	14,815
2024	10,926
2025 and thereafter	3,821

Total	$106,272